Insurance contract liabilities - Disclosure of movement in technical reserves (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	S/ 11,426,631
End of year balances	12,501,723	S/ 11,426,631
Technical Reserves For Insurance Claims [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	203,175	293,508	S/ 240,615
Claims of the period	785,627	696,373	579,710
Adjustments to prior years claims	19,674	9,933	267,987
Payments	(805,939)	(796,431)	(792,179)
Exchange difference	1,111	(208)	(2,625)
End of year balances	203,648	203,175	293,508
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	3,691	1,812	1,320
Claims of the period	626,106	594,865	558,191
Adjustments to prior years claims	5,011	2,436
Payments	(626,632)	(595,417)	(558,093)
Exchange difference	25	(5)	394
End of year balances	8,201	3,691	1,812
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	116,130	214,061	171,574
Claims of the period	58,841	58,252	25,568
Adjustments to prior years claims	(17,764)	(25,756)	240,784
Payments	(67,531)	(130,427)	(172,728)
Exchange difference			(1)
End of year balances	89,676	116,130	214,061
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	60,032	55,873	45,461
Claims of the period	64,133	29,209	33,870
Adjustments to prior years claims	36,973	24,777	22,365
Payments	(78,393)	(49,633)	(42,775)
Exchange difference	967	(194)	(3,048)
End of year balances	83,712	60,032	55,873
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	13,250	11,616	10,321
Claims of the period	22,278	13,811	12,981
Adjustments to prior years claims	(3,064)	7,068	3,848
Payments	(18,394)	(19,236)	(15,564)
Exchange difference	119	(9)	30
End of year balances	14,189	13,250	11,616
Technical Reserves For Insurance Claims [Member] | SCTR
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	10,072	10,146	11,939
Claims of the period	14,269	236	236
Adjustments to prior years claims	(1,482)	1,408	990
Payments	(14,989)	(1,718)	(3,019)
End of year balances	S/ 7,870	S/ 10,072	S/ 10,146